Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Oil and natural gas properties, amortization excluded	$ 456,692	$ 485,184	$ 369,561	$ 121,245
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	50,807,635	50,700,099	47,106,216	36,986,532
Common Stock, Shares, Outstanding	50,807,635	50,700,099	47,106,216	36,986,532